AMOUNT DUE TO DIRECTOR (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
AMOUNT DUE TO DIRECTOR (Tables)
Related parties payable	$ 276,500	$ 254,515
Related party loan	140,000	1,500,000
Amount due to related parties	$ 416,500	$ 1,754,515